Dispositions and Impairments (Tables)	12 Months Ended
Dec. 31, 2015
Assets and Liabilities Held for Sale and Results of Discontinued Operations

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Appalachian Power Co [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Indiana Michigan Power Co [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Ohio Power Co [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Public Service Co Of Oklahoma [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Southwestern Electric Power Co [Member]
Assets and Liabilities Held for Sale and Results of Discontinued Operations

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3